Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives, Intangible Assets (Details)	Dec. 31, 2024
Licensed Digital Assets [Member]
Schedule of Estimated Useful Lives, Intangible Assets [Line Items]
Estimated useful lives	5 years